PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
ATM Machine			$ 5,600
Computer	$ 30,713	30,713	30,713
Furniture & Fixtures	56,978	56,978	42,965
HVAC	25,000	25,000	44,430
Land	17,703	17,703	533,778
Leasehold Improvements	51,070	32,304	147,636
Machinery and Equipment	55,067	55,067	69,312
Sign			12,758
Vehicle	24,000	24,000	24,000
Total	260,531	241,765	911,192
Less: Accumulated Depreciation	(220,270)	(216,890)	(358,396)
Property, Plant and Equipment - net	$ 40,261	$ 24,875	$ 552,796